Schedule of assets estimated useful lives (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 2	20
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 2	$ 50
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 4	3
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 4	20
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 6	3
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 6	5
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 7	5
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 9	3
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 9	$ 10